Employee Cost - Summary of Net Severance Indemnity Cost for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	$ 6.6	₨ 539.0	₨ 482.1	₨ 546.7
Net interest cost	0.1	6.9	0.4	5.6
Net periodic pension cost	$ 6.7	₨ 545.9	₨ 482.5	₨ 552.3